Profit Appropriation and Restricted Net Assets	12 Months Ended
Dec. 31, 2016
Profit Appropriation and Restricted Net Assets
Profit Appropriation and Restricted Net Assets

14. Profit Appropriation and Restricted Net Assets

The Company’s subsidiaries, VIE and VIE’s subsidiaries in China are required to make appropriations to certain non-distributable reserve funds. In accordance with the laws applicable to China’s WFOE, its subsidiaries have to make appropriations from their after-tax profit (as determined under Generally Accepted Accounting Principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. General reserve fund is at least 10% of the after-tax profits calculated in accordance with the PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. The appropriation of the other two reserve funds is at the Group’s discretion. At the same time, the Company’s VIE, in accordance with the China Company Laws, must make appropriations from their after-tax profit (as determined under the PRC GAAP) to non-distributable reserve funds including (i) statutory surplus fund, and (ii) discretionary surplus fund. Statutory surplus fund is at least 10% of the after-tax profits calculated in accordance with the PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company.

General reserve fund and statutory surplus fund are restricted for set off against losses, expansion of production and operation or increase in registered capital of the respective company. These reserves are not transferable to the Company in the form of cash dividends, loans or advances. These reserves are therefore not available for distribution except in liquidation.

As of December 31, 2015 and 2016, the Group accrued approximately $7.1 million and $28.0 million in the reserve fund, as Weimeng and Weibo Technology were both profitable in 2015 and 2016.

Under the PRC laws and regulations, the subsidiaries, VIE and VIE’s subsidiaries incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Group either in the form of dividends, loans or advances of the consolidated net assets. Even though the Group currently does not require any such dividends, loans or advances from the PRC subsidiaries and VIE for working capital and other funding purposes, the Group may in the future require additional cash resources from the PRC subsidiaries, VIE and VIE’s subsidiaries due to changes in business conditions, to fund future acquisitions and development, or merely declare and pay dividends to or distribution to its shareholders. Net assets subject to restriction for the Group amounted to $231.5 million, or 31% of the Group’s total consolidated net assets as of December 31, 2016.